Investment Portfolioas of September 30, 2024 (Unaudited)
DWS Global Small Cap VIP
	Shares	Value ($)

Common Stocks 99.5%
Australia 2.9%
Bravura Solutions Ltd.*	85,754	81,541
Charter Hall Long Wale REIT (a)	138,078	382,595
IPH Ltd.	121,166	509,586
Orora Ltd.	482,762	914,258
(Cost $2,044,358)		1,887,980
Canada 5.8%
ADENTRA, Inc.	5,567	174,570
Aecon Group, Inc.	15,620	241,614
AtkinsRealis Group, Inc.	9,700	394,111
Badger Infrastructure Solutions Ltd.	18,388	499,927
Bird Construction, Inc.	19,005	339,362
Finning International, Inc.	21,934	719,916
Quebecor, Inc. "B"	16,271	424,806
Richelieu Hardware Ltd.	8,263	244,997
Russel Metals, Inc.	26,460	802,927
(Cost $3,413,419)		3,842,230
Denmark 1.0%
Topdanmark AS (Cost $555,752)	12,246	666,248
France 2.3%
Alten SA	4,851	541,216
Eiffage SA	6,052	584,325
Vallourec SACA*	24,177	366,087
(Cost $1,489,201)		1,491,628
Germany 1.4%
AIXTRON SE	31,515	561,423
United Internet AG (Registered)	16,804	345,897
(Cost $943,716)		907,320
Ireland 0.5%
Dalata Hotel Group PLC (Cost $346,243)	72,969	333,653
Israel 0.5%
Oil Refineries Ltd.	710,476	183,409
Paz Oil Co., Ltd.	1,555	163,866
(Cost $335,332)		347,275
Italy 1.6%
Buzzi SpA (Cost $582,168)	26,750	1,065,033
Japan 6.4%
Autobacs Seven Co., Ltd.	21,700	224,202
BML, Inc.	11,300	208,934

EDION Corp.	23,600	302,128
Kusuri no Aoki Holdings Co., Ltd.	13,474	312,941
Nankai Electric Railway Co., Ltd.	17,300	285,159
NSD Co., Ltd.	7,100	156,628
Optorun Co., Ltd.	23,200	288,638
Sangetsu Corp.	7,900	154,852
Sawai Group Holdings Co., Ltd.	24,000	341,369
Systena Corp.	452,300	1,172,122
Tsurumi Manufacturing Co., Ltd.	4,200	118,497
TV Asahi Holdings Corp.	21,600	299,106
Zenkoku Hosho Co., Ltd.	9,800	386,059
(Cost $3,855,938)		4,250,635
Jersey 0.6%
Novocure Ltd.* (b) (Cost $523,878)	26,752	418,134
Korea 1.7%
Amotech Co., Ltd.*	49,958	138,604
DB, Inc.*	158,367	175,605
Grand Korea Leisure Co., Ltd.	18,607	177,370
Hite Jinro Co., Ltd.	27,607	429,744
Seah Besteel Holdings Corp.	13,138	206,942
(Cost $1,420,031)		1,128,265
Malta 0.5%
Kindred Group PLC (SDR) (Cost $190,635)	23,207	294,711
Portugal 0.2%
REN - Redes Energeticas Nacionais SGPS SA (Cost $138,136)	48,841	131,334
Puerto Rico 0.9%
Popular, Inc. (Cost $469,111)	6,236	625,284
Singapore 0.7%
BW LPG Ltd. 144A	13,546	193,319
Keppel Infrastructure Trust (Units)	824,900	299,140
(Cost $474,419)		492,459
Sweden 1.5%
Cibus Nordic Real Estate AB publ	30,340	526,447
Xvivo Perfusion AB*	8,954	451,899
(Cost $650,549)		978,346
Switzerland 2.3%
OC Oerlikon Corp. AG (Registered)	61,963	335,986
Siegfried Holding AG (Registered)	861	1,159,027
(Cost $948,852)		1,495,013
United Kingdom 6.7%
Clarkson PLC	8,027	394,270
Computacenter PLC	22,414	742,524
Drax Group PLC	78,099	672,405
Dunelm Group PLC	15,276	236,191
Genus PLC	11,893	319,601
Greggs PLC	20,613	859,172

Softcat PLC	14,518	301,581
TechnipFMC PLC (c)	35,501	931,191
(Cost $3,214,823)		4,456,935
United States 62.0%
Adeia, Inc.	16,645	198,242
Affiliated Managers Group, Inc.	4,495	799,211
Alcoa Corp.	14,438	557,018
Americold Realty Trust, Inc. (REIT)	21,462	606,731
Apple Hospitality REIT, Inc. (REIT)	18,296	271,696
ArcBest Corp.	5,345	579,665
Armada Hoffler Properties, Inc. (REIT)	16,174	175,164
Ashland, Inc.	6,148	534,692
Aspen Aerogels, Inc.*	40,333	1,116,821
Atkore, Inc.	4,837	409,887
Avis Budget Group, Inc.	2,940	257,515
Axon Enterprise, Inc.*	892	356,443
Bank OZK	7,401	318,169
Benchmark Electronics, Inc.	21,886	969,987
Bridgebio Pharma, Inc.*	24,077	613,000
Builders FirstSource, Inc.*	7,522	1,458,215
C.H. Robinson Worldwide, Inc.	1,537	169,639
Carvana Co.*	6,642	1,156,439
Casey's General Stores, Inc.	3,093	1,162,071
Chord Energy Corp.	2,231	290,543
Clearway Energy, Inc. "A"	8,709	247,945
CNX Resources Corp.*	24,979	813,566
Curtiss-Wright Corp.	1,162	381,938
Ducommun, Inc.*	10,711	705,105
Easterly Government Properties, Inc. (REIT)	18,770	254,897
EastGroup Properties, Inc. (REIT)	2,146	400,916
EMCOR Group, Inc.	433	186,419
Essential Properties Realty Trust, Inc. (REIT)	7,490	255,783
Exact Sciences Corp.*	4,623	314,919
First Citizens BancShares, Inc. "A"	211	388,440
Five Below, Inc.*	3,073	271,500
Four Corners Property Trust, Inc. (REIT)	29,198	855,793
Fulgent Genetics, Inc.*	14,067	305,676
Healthpeak Properties, Inc. (REIT)	21,002	480,316
Hecla Mining Co.	84,587	564,195
Hillenbrand, Inc.	14,976	416,333
ImmunityBio, Inc.* (a)	69,749	259,466
Industrial Logistics Properties Trust (REIT)	73,443	349,589
Jefferies Financial Group, Inc.	13,652	840,281
Kimco Realty Corp. (REIT)	13,483	313,075
Kite Realty Group Trust (REIT)	13,787	366,183
Kohl's Corp.	26,999	569,679
Ladder Capital Corp. (REIT)	22,361	259,388
Lamb Weston Holdings, Inc.	7,107	460,107
Lazard, Inc.	10,388	523,347
Lumentum Holdings, Inc.*	8,847	560,723
Madison Square Garden Sports Corp.*	4,259	886,979
MDU Resources Group, Inc.	6,302	172,738
MicroStrategy, Inc. "A"* (a)	2,930	493,998
Modine Manufacturing Co.*	9,724	1,291,250
National HealthCare Corp.	2,759	346,999
New Jersey Resources Corp.	8,816	416,115
NiSource, Inc.	11,674	404,504

Option Care Health, Inc.*	24,922	780,059
Premier, Inc. "A"	14,223	284,460
Reinsurance Group of America, Inc.	3,926	855,358
Rush Enterprises, Inc. "A"	24,259	1,281,603
SentinelOne, Inc. "A"*	48,619	1,162,966
SkyWest, Inc.*	12,511	1,063,685
SouthState Corp.	5,526	537,017
Spectrum Brands Holdings, Inc.	5,219	496,536
Stride, Inc.*	7,312	623,787
Synovus Financial Corp.	26,754	1,189,750
Taylor Morrison Home Corp.*	14,345	1,007,880
Thermon Group Holdings, Inc.*	22,936	684,410
TopBuild Corp.*	3,209	1,305,453
Trupanion, Inc.* (a)	10,831	454,685
Unum Group	8,571	509,460
Xponential Fitness, Inc. "A"*	14,372	178,213
YETI Holdings, Inc.*	15,393	631,575
Zions Bancorp. NA	13,128	619,904
(Cost $25,810,644)		41,026,111
Total Common Stocks (Cost $47,407,205)		65,838,594

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (d) (e) (Cost $953,123)	953,123	953,123

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.93% (d) (Cost $225,059)	225,059	225,059

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $48,585,387)	101.3	67,016,776
Other Assets and Liabilities, Net	(1.3)	(867,898)
Net Assets	100.0	66,148,878
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (d) (e)
522,836	430,287 (f)	—	—	—	34,583	—	953,123	953,123
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 4.93% (d)
685,087	8,118,118	8,578,146	—	—	29,352	—	225,059	225,059
1,207,923	8,548,405	8,578,146	—	—	63,935	—	1,178,182	1,178,182

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $885,190, which is 1.3% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipt
At September 30, 2024 the DWS Global Small Cap VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Industrials	13,768,842	21%
Consumer Discretionary	9,618,053	15%
Financials	8,972,600	14%
Information Technology	7,545,801	11%
Health Care	5,803,545	9%
Materials	5,258,098	8%
Real Estate	5,239,184	8%
Energy	2,941,981	4%
Consumer Staples	2,861,398	4%
Communication Services	1,956,788	3%
Utilities	1,872,304	3%
Total	65,838,594	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$1,887,980	$—	$1,887,980
Canada	3,842,230	—	—	3,842,230
Denmark	—	666,248	—	666,248
France	—	1,491,628	—	1,491,628
Germany	—	907,320	—	907,320
Ireland	—	333,653	—	333,653
Israel	—	347,275	—	347,275
Italy	—	1,065,033	—	1,065,033
Japan	—	4,250,635	—	4,250,635
Jersey	418,134	—	—	418,134
Korea	—	1,128,265	—	1,128,265
Malta	—	294,711	—	294,711
Portugal	—	131,334	—	131,334
Puerto Rico	625,284	—	—	625,284
Singapore	—	492,459	—	492,459
Sweden	—	978,346	—	978,346
Switzerland	—	1,495,013	—	1,495,013
United Kingdom	931,191	3,525,744	—	4,456,935
United States	41,026,111	—	—	41,026,111
Short-Term Investments (a)	1,178,182	—	—	1,178,182
Total	$48,021,132	$18,995,644	$—	$67,016,776

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1glosc-PH3
R-080548-2 (1/25)